Average Annual Total Returns - FidelityCorporateBondFund-AMCIZPRO - FidelityCorporateBondFund-AMCIZPRO - Fidelity Corporate Bond Fund	Oct. 30, 2024
Fidelity Advisor Corporate Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.10%
Past 5 years	1.47%
Past 10 years	2.25%
Fidelity Advisor Corporate Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.61%
Past 5 years	0.23%
Past 10 years	0.99%
Fidelity Advisor Corporate Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.39%
Past 5 years	0.64%
Past 10 years	1.18%
Fidelity Advisor Corporate Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.62%
Past 5 years	1.52%
Past 10 years	2.04%
Fidelity Advisor Corporate Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.05%
Past 5 years	1.42%
Past 10 years	2.18%
Fidelity Advisor Corporate Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.74%
Past 5 years	2.59%
Past 10 years	2.95%
Fidelity Advisor Corporate Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.00%
Past 5 years	2.73%
Since Inception	2.45%	[1]
LB004
Average Annual Return:
Past 1 year	8.18%
Past 5 years	2.45%
Past 10 years	2.83%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	A From October 2, 2018 .